Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,506	$ 6,111
Property, Plant and Equipment, Net	19,535	18,167
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,569	1,497
Property, Plant and Equipment, Net	4,304	4,248
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,522	4,140
Property, Plant and Equipment, Net	14,353	13,095
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	263	320
Property, Plant and Equipment, Net	510	462
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	112	112
Property, Plant and Equipment, Net	289	282
Dominica
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40	42
Property, Plant and Equipment, Net	$ 79	$ 80